Schedule of Investments PIMCO California Municipal Income Fund II	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.5% ¤
MUNICIPAL BONDS & NOTES 175.3%
ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$940	$611

CALIFORNIA 157.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	3,085	1,571
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	720	213
Bay Area Toll Authority, California Revenue Bonds, Series 2007 3.400% due 04/01/2047	730	730
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,110
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,006
5.000% due 04/01/2056	2,000	2,223
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	3,788
5.000% due 08/01/2049	1,000	954
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	745
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	841
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,120	1,120
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	9,000	1,298
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	5,100	861
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	835	864
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,377
5.000% due 10/01/2048	1,320	1,384
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	757
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,285	1,300
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,129
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	1,000	1,058
5.000% due 08/15/2055	6,275	6,438
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,500	1,514
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 06/01/2050	4,250	4,121
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	1,200	1,166
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	6,250	327
3.650% due 01/01/2050	2,800	2,801
4.000% due 11/01/2045	850	789
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,800	1,923
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2041	500	490
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,777
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,011
5.000% due 06/01/2043	1,465	1,573
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	840	778
4.000% due 09/01/2050 (e)	1,500	1,196
4.000% due 02/01/2051	850	803
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,650	1,751
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,075

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,251
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,563
5.000% due 10/01/2047	2,000	2,088
California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	3,418
4.000% due 11/01/2040	1,500	1,533
4.000% due 03/01/2046	1,000	1,002
California State General Obligation Notes, Series 2020 5.000% due 11/01/2028	2,105	2,419
California State General Obligation Notes, Series 2021 5.000% due 10/01/2029	3,000	3,514
California State Public Works Board Revenue Bonds, Series 2013 5.000% due 03/01/2038	2,500	2,504
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,207
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,100	1,189
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,354
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	900	881
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	217
5.000% due 06/01/2046	2,000	1,877
5.000% due 12/01/2046	2,000	1,904
5.250% due 12/01/2056	3,550	3,456
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	978
4.000% due 12/01/2053	230	221
4.000% due 12/01/2057	2,000	1,909
5.000% due 03/01/2048	2,800	2,858
5.500% due 12/01/2058	2,200	2,201
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,600	1,626
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,565	1,763
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,000	575
0.000% due 08/01/2040 (b)	1,400	683
0.000% due 08/01/2043 (b)	1,750	735
0.000% due 08/01/2044 (b)	1,405	561
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	3,000	2,974
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	658
4.000% due 08/01/2047	600	466
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	597
Corona Norco Unified School District, General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,790	1,797
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	328
3.100% due 07/01/2045	1,000	760
3.400% due 10/01/2046	450	337
4.000% due 08/01/2056	250	192
4.000% due 10/01/2056	550	405
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,200	1,076
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	360	383
El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,635	1,800
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,415	1,421
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	827
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,419
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,605	2,612
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,715
5.000% due 06/01/2034	4,500	5,144
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,000	2,031
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	3,000
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,524
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,650	2,144
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	3,000	3,094

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	510
5.500% due 11/15/2037	7,500	8,341
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	550	551
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,515
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	2,000	2,131
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,004
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,575	2,589
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,757
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,475	1,634
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	3,000	3,036
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,000	2,159
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021 5.000% due 07/01/2041	3,900	4,366
Los Angeles, California Wastewater System Revenue Bonds, Series 2017 5.000% due 06/01/2039	1,000	1,077
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	9,290
7.000% due 11/01/2034	1,000	1,233
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,850	2,018
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,200	2,226
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,200	2,503
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,900	1,494
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,504
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	497
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,360	1,391
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	3,000	3,279
Orange County, California Water District Certificates of Participation Bonds, Series 2003 3.350% due 08/01/2042	1,460	1,460
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	2,001
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,542
0.000% due 08/01/2046 (b)	16,000	5,635
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,460	1,460
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,850	645
River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022 4.250% due 09/01/2047	1,100	1,117
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	3,560
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,540	3,828
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	2,962
5.000% due 10/01/2047 (d)	1,700	1,782
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,200	1,313
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	501
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,000	986
5.000% due 07/01/2051	2,360	2,463
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,675
4.000% due 08/01/2045	1,250	1,255
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,120
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	900	887
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2047	1,000	1,071
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,780	2,824
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,750	2,878
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	4,000	4,133

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

5.000% due 05/01/2050	3,500	3,734
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	1,530	1,539
San Francisco, California City & County Certificates of Participation Bonds, Series 2019 4.000% due 04/01/2038	3,000	3,051
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 4.000% due 10/01/2043 (d)	10,000	10,091
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,200	1,316
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,750	1,792
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,800	2,015
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,015
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	901
5.000% due 10/01/2033	1,125	1,192
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	12,000	8,457
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,655	1,666
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,800	1,806
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,750	1,751
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,200	2,206
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,270	1,289
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	482
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,850	4,834
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,815	2,032
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,190	2,397
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	19,480	3,271
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	5,000	768
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	2,000	2,006
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,000	2,165
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	2,761
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	800	802
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	3,000	2,923

		341,519

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,935	2,589
7.120% due 10/01/2038	525	516

		3,105

ILLINOIS 3.0%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,384
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,509
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2035	1,000	1,076
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,523

		6,492

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	1,880	1,880

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	2,130	2,107

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

NEW YORK 0.7%
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,439

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	720	396

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,275	1,438

PUERTO RICO 7.5%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	24,300	1,554
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,269	1,426
0.000% due 11/01/2051	2,855	1,118
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	710
4.000% due 07/01/2041	1,300	1,058
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	2,189	1,280
5.000% due 07/01/2062	251	238
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	163	102
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	20,000	3,893
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	5,425	4,938

		16,317

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	332
12.000% due 12/01/2045	850	739

		1,071

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	2,005	1,968

VIRGINIA 0.6%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	19,000	936
5.500% due 07/01/2044	500	468

		1,404

Total Municipal Bonds & Notes (Cost $378,696)		379,747

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.2%		341

Total Short-Term Instruments (Cost $341)		341

Total Investments in Securities (Cost $379,037)		380,088

Total Investments 175.5% (Cost $379,037)		$380,088
Auction Rate Preferred Shares (59.4)%		(128,675)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.7)%		(27,468)
Other Assets and Liabilities, net (3.4)%		(7,347)

Net Assets Applicable to Common Shareholders 100.0%		$216,598

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,358	$1,196	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$341	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(348)	$341	$341

Total Repurchase Agreements						$(348)	$341	$341

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$611	$0	$611
	California			0	341,519	0	341,519
	Delaware			0	3,105	0	3,105
	Illinois			0	6,492	0	6,492
	Indiana			0	1,880	0	1,880
	New Hampshire			0	2,107	0	2,107
	New York			0	1,439	0	1,439
	North Dakota			0	396	0	396
	Pennsylvania			0	1,438	0	1,438
	Puerto Rico			0	16,317	0	16,317
	Texas			0	1,071	0	1,071
	U.S. Virgin Islands			0	1,968	0	1,968
	Virginia			0	1,404	0	1,404
Short-Term Instruments
	Repurchase Agreements			0	341	0	341

Total Investments				$0	$380,088	$0	$380,088

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced